Related party and employee transactions (Details) - USD ($)				12 Months Ended
	Jun. 06, 2018	Dec. 01, 2017	Sep. 12, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total current amounts due from related party				$ 233,441,459	$ 200,757,623
Total non-current amounts due from related party				14,933,562	82,687,026
Due from Related Parties, Total				248,375,021	283,444,649
Total current amounts due to related party				31,511,929	53,682,296
Total non current amounts due to related party				10,728,133
Amounts due to related party				$ 42,240,062	$ 53,682,296
Interest rate (as a percent)				4.25%	4.25%
Due from subsidiaries				$ 2,789,265	$ 22,578,925
Accrued interest expense				$ 20,935,671	$ 38,893,375
Gain (Loss) on Investments						$ 59,970
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of ownership sold				5.54%
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				10.00%	10.00%
Accrued interest expense				$ 0	$ 0
Working capital funds advanced from related parties current				$ 2,632,678	27,133,055
Debt term				3 years
Interest repaid				$ 0
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)		100.00%
Suzhou Yefangs noncontrolling interest holders
Related Party Transaction [Line Items]
Total current amounts due to related party				1,632,968	1,496,762
Ownership interest acquired (as a percent)	100.00%
Qingdao Huiju
Related Party Transaction [Line Items]
Total current amounts due from related party				56,469,394	84,455,456
Henan Hongguang Olympic Real Estate Co Ltd
Related Party Transaction [Line Items]
Total current amounts due from related party				90,330,257	84,031,006
Madison Development Limited
Related Party Transaction [Line Items]
Total current amounts due from related party				33,231,243	0
Total non-current amounts due from related party				0	27,739,567
Advances for operational needs				33,231,243
Madison Development Limited | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest receivable				$ 5,491,676
Interest rate (as a percent)				15.00%
Suzhou Wanzhuo's non-controlling interest holders
Related Party Transaction [Line Items]
Total current amounts due from related party				$ 20,160,872	0
Total non-current amounts due from related party				0	18,856,638
Total current amounts due to related party				16,272,639	15,997,603
Suzhou Wanzhuo's non-controlling interest holders | Loans Payable [Member]
Related Party Transaction [Line Items]
Accrued interest expense				10,981,256	3,131,821
Working capital funds advanced from related parties current				$ 2,397,436	$ 11,397,546
Suzhou Wanzhuo's non-controlling interest holders | Minimum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.25%	4.25%
Suzhou Wanzhuo's non-controlling interest holders | Maximum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.75%	4.75%
Suzhou Wanzhuo's non-controlling interest holders | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				0.00%
Suzhou Wanzhuo's non-controlling interest holders | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, noncurrent				$ 20,160,872
Suzhou Wanzhuo's non-controlling interest holders | Shareholder Service | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current				2,893,947
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Total current amounts due from related party				12,129,962	$ 0
Total non-current amounts due from related party				0	24,624,693
Cash consideration		$ 28,836,311
Taicang Pengchi's non-controlling interest holders | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, noncurrent					12,129,962
Guangzhou Huanglong Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related party				16,324,735	0
Xinzheng Meihang Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related party				2,789,265	22,578,925
Total current amounts due to related party				$ 2,632,678	27,133,055
Xinzheng Meihang Network Technology Co., Ltd. | Loans Receivable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				11.50%
Related party debt term				3 years
Interest received				$ 0
Accrued interest				0	0
Henan Qingning Apartment Management Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due to related party				444,409	0
Total non current amounts due to related party				10,728,133	0
Others
Related Party Transaction [Line Items]
Total current amounts due from related party				2,005,731	9,692,236
Total non-current amounts due from related party				2,674,370	0
Total current amounts due to related party				10,529,235	9,054,876
Suzhou Yefangs noncontrolling interest holders
Related Party Transaction [Line Items]
Total non-current amounts due from related party				$ 12,259,192	$ 11,466,128
Cash consideration	$ 15,615,240
Suzhou Wanzhuos
Related Party Transaction [Line Items]
Percentage of ownership sold			80.00%
Proceed from equity interest sold			$ 23,687,327
Suzhou Wanzhuos | Loans Receivable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.75%
Suzhou Yefang
Related Party Transaction [Line Items]
Working capital funds, noncurrent				$ 12,259,192